Impairment Charges on Financial Assets	12 Months Ended
Mar. 31, 2022
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Impairment Charges on Financial Assets

33	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2022, 2021 and 2020 consisted of the following:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Loans and advances	¥269,060	¥277,085	¥249,478
Loan commitments	9,555	12,729	11,011
Financial guarantees	1,363	(7,328)	(551)

Total impairment charges on financial assets	¥279,978	¥282,486	¥259,938